CAPITAL ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	$ 45,954	$ 44,985
Depreciation	12,295	11,491
Capital assets, ending balance	46,978	45,954
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	126,990	116,103
Acquired	7,394	220
Additions	11,990	12,351
Retired	(1,739)	(1,684)
Translation	(169)
Capital assets, ending balance	144,466	126,990
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	(81,036)	(71,118)
Acquired	(5,999)	(107)
Depreciation	12,295	11,491
Retired	1,739	1,680
Translation	103
Capital assets, ending balance	(97,488)	(81,036)
Computer hardware
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	4,783	5,488
Capital assets, ending balance	8,128	4,783
Computer hardware | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	19,203	17,589
Acquired	2,249	141
Additions	6,687	3,151
Retired	(1,739)	(1,678)
Translation	(105)
Capital assets, ending balance	26,295	19,203
Computer hardware | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	(14,420)	(12,101)
Acquired	(1,781)	(66)
Depreciation	3,756	3,927
Retired	1,739	1,674
Translation	51
Capital assets, ending balance	(18,167)	(14,420)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	4,599	3,637
Capital assets, ending balance	4,870	4,599
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	20,342	17,960
Acquired	3,215	51
Additions	1,172	2,337
Retired	0	(6)
Translation	(46)
Capital assets, ending balance	24,683	20,342
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	(15,743)	(14,323)
Acquired	(2,467)	(21)
Depreciation	1,644	1,405
Retired	0	6
Translation	41
Capital assets, ending balance	(19,813)	(15,743)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	36,572	35,860
Capital assets, ending balance	33,980	36,572
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	87,445	80,554
Acquired	1,930	28
Additions	4,131	6,863
Retired	0	0
Translation	(18)
Capital assets, ending balance	93,488	87,445
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	(50,873)	(44,694)
Acquired	(1,751)	(20)
Depreciation	6,895	6,159
Retired	0	0
Translation	11
Capital assets, ending balance	$ (59,508)	$ (50,873)